TRANSACTION AND BUSINESS COMBINATION (Transaction to Cash Flow and Changes in Temporary Equity and Stockholders’ Equity) (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Less: Transaction costs paid		$ (31,160)
Less: Deferred underwriting fee paid		(6,199)
Proceeds from reverse recapitalization, net		149,252
Less: Accrued transaction costs not yet paid		(3,185)
Less: Company Warrant assumed as part of the Transaction		(22,791)
Plus: Transaction costs allocated to Company Warrant		2,750
Reverse recapitalization, net		126,026
Secondary sale amount	$ 68,855	68,855
PIPE Investors
Business Acquisition [Line Items]
Cash - PIPE Investment, net of Secondary Sale Amount of $68,855		131,145
ION
Business Acquisition [Line Items]
Cash - ION trust account and cash, net of redemptions		$ 55,466